Balances and Transactions with Related Parties (Details) - USD ($)		1 Months Ended		12 Months Ended
	Feb. 10, 2020	Mar. 31, 2020	Nov. 21, 2019	Dec. 31, 2021
Chief executive officer [member]
Balances and Transactions with Related Parties (Details) [Line Items]
Employment terms description		On March 2020 the Company’s shareholders approved an amendment to the employment terms of the Company’s CEO, pursuant to which, the monthly gross salary will increased to NIS 88,000 (or $25,462), effective as July 1, 2019. On October 12, 2021 the Company’s Board of Directors approved an amendment to the employment terms of the Company’s CEO. Pursuant to the amendment the CEO monthly gross salary increased to NIS 92,400 (or $28,607), effective as of July, 1 2021.
Annual bonus (in Dollars)				$ 89,000
FIMI funds [member]
Balances and Transactions with Related Parties (Details) [Line Items]
Shares purchased (in Shares)	4,166,667		5,240,956
Share price (in Dollars per share)	$ 6		$ 6
Interest rate, percentage	12.99%		12.99%
Non-adjusting events after reporting period [member] | FIMI funds [member]
Balances and Transactions with Related Parties (Details) [Line Items]
Gross proceeds (in Dollars)	$ 25,000
Funds ownership percentage	21.00%